Annual Total Returns - FIMMFunds-Class2ComboPRO - FIMMFunds-Class2ComboPRO - Fidelity Investments Money Market Treasury Portfolio - Fidelity Investments Money Market Treasury Portfolio - Class II	May 30, 2024
Bar Chart Table:
Annual Return 2014	0.01%
Annual Return 2015	0.01%
Annual Return 2016	0.06%
Annual Return 2017	0.59%
Annual Return 2018	1.56%
Annual Return 2019	1.92%
Annual Return 2020	0.28%
Annual Return 2021	0.01%
Annual Return 2022	1.40%
Annual Return 2023	4.87%